Equity - Additional Information (Detail) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended								12 Months Ended
	Mar. 31, 2023 $ / shares	Feb. 18, 2023 $ / shares shares	Oct. 31, 2022 shares	Dec. 31, 2022 CAD ($) $ / shares	Sep. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Sep. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2022 CAD ($) shares votePerShare $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2017 consecutive_trading_days
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, available for grant (in shares) | shares												10,693,150
Share option, granted (in shares) | shares												1,729,260	2,519,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares												$ 45.51	$ 29.04
Weighted average exercise price | $ / shares												$ 17.13	10.83
Share option granted, vesting period												3 years
Share option granted, term												10 years
Average share price (in usd per share) | $ / shares												$ 45.75	$ 29.25
Share based compensation expense (recovery)												$ 236	$ 125
Dilutive shares were not included in the diluted earnings per share | shares												1,635,225,000	7,700,774,000
Dividends paid, ordinary shares per share | $ / shares								$ 0.05	$ 0.05	$ 0.05	$ 0.05
Dividends declared and paid per share												$ 532	$ 106
Payments to acquire or redeem entity's shares												1,392	0
Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sunset period		6 years
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense (recovery)												26	28
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Consecutive trading days | consecutive_trading_days														20
Share options granted percentage														50.00%
PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage														0.00%
PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage														200.00%
Deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense (recovery)												210	97
Total liability and intrinsic value for vested Units				$ 230				$ 160				$ 230	$ 160
Class A Common Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of votes per share | votePerShare												100
Dividends paid, ordinary shares per share | $ / shares				$ 0.125	$ 0.125	$ 0.125	$ 0.625
Dividends declared and paid per share							$ 337
Class A Common Shares | Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares converted (in shares) | shares		1
Dividends paid, ordinary shares per share | $ / shares	$ 0.50	$ 0.625
Class B Subordinate Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of votes per share | votePerShare												1
Number of share options issuable for grants (in shares) | shares												46,000,000
Dividends paid, ordinary shares per share | $ / shares				$ 0.125	$ 0.125	$ 0.125	$ 0.625
Dividends declared and paid per share							$ 337
Stock repurchase program, term												1 year
Purchase of voting shares under normal course issuer bid (in shares) | shares												30,703,473	0
Payments to acquire or redeem entity's shares												$ 1,400
Treasury Stock Shares Authorized For Repurchase | shares			40,000,000
Class B Subordinate Voting Shares | Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares converted (in shares) | shares		0.67
Dividends paid, ordinary shares per share | $ / shares	$ 0.50	$ 0.625